United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04984
AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: August 31, 2011
Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.
American Beacon Zebra Small Cap Equity Fund
May 31, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 94.20%
CONSUMER DISCRETIONARY - 10.26%
Auto Components - 0.91%
Cooper Tire & Rubber Co.	332	8
Dorman Products, Inc.A	462	18
Exide TechnologiesA	1,332	13
Sauer-Danfoss, Inc.	192	10
Standard Motor Products, Inc.	639	10
Superior Industries International, Inc.	684	15

		74

Automobiles - 0.40%
Federal-Mogul Corp.A	1,148	27
Thor Industries, Inc.	184	6

		33

Hotels, Restaurants & Leisure - 1.01%
AFC Enterprises, Inc.	608	10
Churchill Downs, Inc.	192	8
Cracker Barrel Old Country Store, Inc.	41	2
Denny’s Corp.A	1,249	5
Interval Leisure Group, Inc.A	1,067	15
Life Time Fitness, Inc.A	229	8
Papa John’s International, Inc.A	344	11
Speedway Motorsports, Inc.	1,382	21
Texas Roadhouse, Inc.	138	2

		82

Household Durables - 1.73%
Helen of Troy Ltd.A	1,064	34
HNI Corp.	161	4
Lancaster Colony Corp.	652	40
Matthews International Corp., Class A	696	27
National Presto Industries, Inc.	185	19
Sealy Corp.	2,158	6
The Toro Co.	165	11

		141

Internet & Catalog Retail - 0.86%
HSN, Inc.A	317	11
Insight Enterprises, Inc.A	1,587	27
SS&C Technologies Holdings, Inc.A	570	11
Systemax, Inc.	1,450	21

		70

Leisure Equipment & Products - 0.55%
Eastman Kodak Co.	517	2
M&F Worldwide Corp.A	2,035	43

		45

Media - 1.67%
Acacia Research — Acacia TechnologiesA	129	5
APAC Customer Services, Inc.A	1,526	9
Belo Corp., Series A	2,108	17
Crown Media Holdings, Inc., Class AA	1,891	4
Cumulus Media, Inc.A	2,571	10
Entercom Communications Corp., Class A	1,163	11
Harte-Hanks, Inc.	1,491	12
Journal Communications, Inc., Class A	891	5
Knology, Inc.A	406	6
Lee Enterprises, Inc.	1,765	2
LIN TV Corp., Class AA	863	4
Meredith Corp.	70	2
PRIMEDIA, Inc.	2,005	14
Scholastic Corp.	321	9
Sinclair Broadcast Group, Inc., Class A	1,366	13
The McClatchy Co., Class A	2,202	7
The New York Times Co.	796	6

		136

Multiline Retail - 0.51%
Pricesmart, Inc.	610	28
QKL Stores, Inc.A	3,194	8
Stein Mart, Inc.	595	6

		42

Specialty Retail - 1.74%
Aaron’s, Inc.	131	4

	Shares	Value
		($000)
American Greetings Corp., Class A	806	18
America’s Car-Mart, Inc.A	321	9
Big 5 Sporting Goods Corp.	378	4
Cabela’s, Inc.A	374	9
Destination Maternity Corp.	382	8
Interline Brands, Inc.A	373	7
JOS A Bank Clothiers, Inc.A	54	3
PC Connection, Inc.A	1,002	9
Penske Automotive Group, Inc.	504	10
Rent-A-Center, Inc.	123	4
Shoe Carnival, Inc.A	292	8
Sonic Automotive, Inc., Class A	1,157	15
The Buckle Inc.	253	11
The Cato Corp, Class A	754	20
West Marine, Inc.A	266	3

		142

Textiles & Apparel - 0.88%
Carter’s, Inc.A	313	10
Columbia Sportswear Co.	64	4
Kid Brands, Inc.	1,013	5
Steven Madden Ltd.	146	8
The Timberland Co, Class A	147	5
Unifi, Inc.	495	7
Unifirst Corp.	412	22
Wolverine World Wide, Inc.	270	11

		72

Total Consumer Discretionary		837

CONSUMER STAPLES - 5.38%
Beverages - 0.36%
Coca-Cola Bottling Co. Consolidated	179	12
National Beverage Corp.	1,205	17

		29

Food & Drug Retailing - 1.45%
Arden Group, Inc., Class A	88	8
Ingles Markets, Inc., Class A	373	7
Nash Finch Co.	254	10
Ruddick Corp.	798	34
Seneca Foods Corp., Class AA	373	10
Spartan Stores, Inc.	704	13
SUPERVALU, Inc.	407	4
United Natural Foods, Inc.A	90	4
Weis Markets, Inc.	695	28

		118

Food Products - 2.23%
American Lorain Corp.	2,661	5
Cal-Maine Foods, Inc.	774	23
Fresh Del Monte Produce, Inc.	1,604	44
J&J Snack Foods Corp.	407	21
Pilgrim’s Pride Corp.	8,891	44
SkyPeople Fruit Juice, Inc.A	1,922	5
Tootsie Roll Industries, Inc.	523	15
TreeHouse Foods, Inc.A	195	12
USANA Health Sciences, Inc.A	460	14

		183

Household Products - 0.06%
Prestige Brands Holdings, Inc.A	366	5

Personal Products - 0.90%
Elizabeth Arden, Inc.A	330	10
Nu Skin Enterprises, Inc., Class A	219	9
Revlon, Inc., Class AA	2,032	36
Steiner Leisure Ltd.A	361	18

		73

Tobacco - 0.38%
Alliance One International, Inc.	5,880	23
Vector Group Ltd.	408	8

		31

Total Consumer Staples		439

ENERGY - 6.88%
Energy Equipment & Services - 0.74%
Bristow Group, Inc.	197	9
SEACOR Holdings, Inc.	510	51

		60

Oil & Gas - 6.14%
Apco Oil and Gas International, Inc.	131	12
BreitBurn Energy Partners LPB	375	8
Brookfield Infrastructure Partners LPB	376	9
Callon Petroleum Co.A	3,102	22
China Integrated Energy, Inc.A	2,012	4
DCP Midstream Partners LPB	231	9
Duncan Energy Partners LPB	431	18
Endeavour International Corp.A	1,061	15
EV Energy Partner LPB	859	48
Ferrellgas Partners LPB	568	15
Genesis Energy LPB	230	6
Georesources, Inc.A	125	3
Global Partners LPB	364	9
Gran Tierra Energy, Inc.A	1,310	9
Holly Energy Partners LPB	331	18
Hugoton Royalty TrustC	923	21
North European Oil Royalty TrustC	249	8
NuStar GP Holdings LLCD	803	29
Permian Basin Royalty TrustC	1,009	21
Pioneer Southwest Energy Partners LPB	1,225	38
Sabine Royalty TrustC	350	23
San Juan Basin Royalty TrustC	1,026	25
Stone Energy Corp.A	171	6
Teekay LNG Partners LPB	949	34
Teekay Offshore Partners LPB	284	8
Transglobe Energy Corp.A	310	5
Transmontaigne Partners LPB	333	12
Vaalco Energy, Inc.	454	3
W&T Offshore, Inc.	1,205	31
Warren Resources, Inc.A	547	2
Western Gas Partners LPB	847	30

		501

Total Energy		561

FINANCIALS - 25.20%
Banks - 7.82%
1st Source Corp.	565	12
Arrow Financial Corp.	284	7
Astoria Financial Corp.	288	4
Bancfirst Corp.	365	15
Banco Latinoamericano de Comercio Exterior S.A.	621	11
BofI Holding, Inc.A	424	6
Camden National Corp.	232	8
Cardinal Financial Corp.	562	6
Chemical Financial Corp.	365	7
Citizens & Northern Corp.	385	5
City Holding Co.	314	10
Community Bank System, Inc.	690	17
Community Trust Bancorp, Inc.	385	11
Dime Community Bancshares, Inc.	891	12
Financial Institutions, Inc.	123	2
First Busey Corp.	987	5
First Citizens BancShares, Inc., Class A	189	38

	Shares	Value
		($000)
First Community Bancshares, Inc.	351	5
First Financial Bancorp	640	10
First Financial Bankshares, Inc.	373	20
First Financial Corp.	290	9
First Niagara Financial Group, Inc.	71	1
FirstMerit Corp.	525	9
Flushing Financial Corp.	874	12
Fulton Financial Corp.	347	4
Great Southern Bancorp, Inc.	331	6
Heartland Financial USA, Inc.	424	6
Home Bancshares, Inc.	178	4
Iberiabank Corp.	126	7
Independent Bank Corp.	482	14
International Bancshares Corp.	2,222	39
Investors Bancorp, Inc.A	1,028	15
Lakeland Bancorp, Inc.	399	4
Lakeland Financial Corp.	306	7
Merchants Bancshares, Inc.	76	2
NBT Bancorp, Inc.	868	19
Northfield Bancorp, Inc.	518	7
Northwest Bancshares, Inc.	319	4
OceanFirst Financial Corp.	330	4
Orrstown Financial Services, Inc.	142	4
Park National Corp.	347	24
Prosperity Bancshares, Inc.	219	10
Provident New York Bancorp	756	7
S&T Bancorp, Inc.	561	10
Sandy Spring Bancorp, Inc.	221	4
Signature BankA	70	4
Simmons First National Corp., Class A	308	8
Southside Bancshares, Inc.	649	13
SY Bancorp, Inc.	305	7
TCF Financial Corp.	250	4
The First of Long Island Corp.	244	7
Tompkins Financial Corp.	286	11
TowneBank	509	7
Trustco Bank Corp NY	1,536	9
Trustmark Corp.	861	21
UMB Financial Corp.	742	33
Union First Market Bankshares Corp.	704	9
United Bankshares, Inc.	756	18
ViewPoint Financial Group	266	3
Washington Federal, Inc.	523	8
Washington Trust Bancorp, Inc.	384	9
Webster Financial Corp.	252	5
WesBanco, Inc.	609	12
Westamerica Bancorporation	132	7

		638

Diversified Financials - 4.34%
Advance America Cash Advance Centers, Inc.	2,927	18
Advent Software, Inc.A	288	8
BGC Partners, Inc., Class A	568	5
BlackRock Kelso Capital Corp.	800	8
Capital Southwest Corp.	77	7
Capitol Federal Financial, Inc.	759	9
Cash America International, Inc.	403	21
Cass Information Systems, Inc.	214	9
CBIZ, Inc.A	469	4
Credit Acceptance Corp.A	779	61
Encore Capital Group, Inc.A	580	19
Epoch Holding Corp.	261	4
ExlService Holdings, Inc.A	506	12
Ezcorp, Inc., Class A	219	7
GAMCO Investors, Inc., Class A	81	4
Intl. FCStone, Inc.A	156	4
Knight Capital Group, Inc., Class AA	462	6
Main Street Capital Corp.	202	4
Nelnet, Inc., Class A	2,144	47
Och-Ziff Capital Management Group LLCD	2,335	35
Oppenheimer Holdings, Inc., Class A	509	14
PennantPark Investment Corp.	388	5
Portfolio Recovery Associates, Inc.	48	4
Safeguard Scientifics, Inc.A	389	8
Stifel Financial Corp.	87	4
TICC Capital Corp.	1,541	16
Wright Express Corp.A	208	11

		354

Insurance - 12.46%
American Safety Insurance Holdings Ltd.	360	7
AMERISAFE, Inc.A	435	10
Amtrust Financial Services, Inc.	2,373	54
Argo Group International Holdings Ltd.	712	21
Aspen Insurance Holdings Ltd.	193	5
Baldwin & Lyons, Inc., Class B	316	7
CNA Surety Corp.	1,432	38
CNO Financial Group, Inc.A	6,649	51
Crawford & Co., Class B	886	6
Delphi Financial Group, Inc., Class A	1,472	43
EMC Insurance Group, Inc.	512	10
Employers Holdings, Inc.	856	14
Endurance Specialty Holdings Ltd.	1,053	43
Enstar Group Ltd.A	517	53
FBL Financial Group, Inc., Class A	1,197	38
Flagstone Reinsurance Holdings S.A.	3,145	27
FPIC Insurance Group, Inc.A	230	10
Greenlight Capital Re Ltd.A	854	22
Harleysville Group, Inc.	633	20
Horace Mann Educators Corp.	1,368	22
Infinity Property & Casualty Corp.	463	25
Kansas City Life Insurance Co.	186	6
Life Partners Holdings, Inc.	178	1
Maiden Holdings Ltd.	2,853	27
Meadowbrook Insurance Group, Inc.	1,709	17
Montpelier Re Holdings Ltd.	2,724	51
National Interstate Corp.	572	12
National Western Life Insurance Co., Class A	121	18
OneBeacon Insurance Group Ltd., Class A	639	10
Platinum Underwriters Holdings Ltd.	703	24
Presidential Life Corp.	627	7
ProAssurance Corp.A	995	69
RLI Corp.	591	36
Safety Insurance Group, Inc.	354	16
Selective Insurance Group, Inc.	1,210	20
State Auto Financial Corp.	583	10
Symetra Financial Corp.	2,547	34
The Navigators Group IncA	372	18
Tower Group, Inc.	1,043	25
United Fire & Casualty Co.	675	13
Unitrin, Inc.	2,284	68
Universal Insurance Holdings, Inc.	1,581	9

		1,017

Real Estate - 0.58%
FirstService Corp.A	166	6
MI Developments, Inc., Class A	292	9
WP Carey & Co LLCD	843	32

		47

Total Financials		2,056

	Shares	Value
		($000)
HEALTH CARE - 7.91%
Biotechnology - 0.54%
Cubist Pharmaceuticals, Inc.A	325	14
Myriad Genetics, Inc.A	319	8
Polypore International, Inc.A	83	5
Rigel Pharmaceuticals, Inc.A	1,114	9
Viropharma, Inc.A	426	8

		44

Health Care Equipment & Supplies - 1.80%
American Medical Systems Holdings, Inc.A	148	4
Atrion Corp.	49	9
Conceptus, Inc.A	1,096	14
Haemonetics Corp.A	137	9
Hillenbrand, Inc.	1,758	40
Immucor, Inc.A	379	8
Integra LifeSciences Holdings Corp.A	149	8
Masimo Corp.	111	3
Mine Safety Appliances Co.	618	23
Orthofix International N.V.A	288	12
STERIS Corp.	213	8
West Pharmaceutical Services, Inc.	184	9

		147

Health Care Providers & Services - 3.38%
Amsurg Corp.A	800	21
Centene Corp.A	284	10
Continucare Corp.	1,726	8
Corvel Corp.A	224	12
Five Star Quality Care, Inc.A	1,045	8
Healthsouth Corp.A	182	5
Healthspring, Inc.A	723	31
Healthways, Inc.A	909	15
LifePoint Hospitals, Inc.A	281	12
Magellan Health Services, Inc.A	183	10
MAXIMUS, Inc.	64	5
Metropolitan Health Networks, Inc.A	1,883	9
National Healthcare Corp.	371	18
Owens & Minor, Inc.	344	12
Parexel International Corp.A	209	5
Skilled Healthcare Group, Inc., Class AA	603	7
Stewart Enterprises, Inc., Class A	926	7
The Ensign Group Inc.	528	16
Triple-S Management Corp., Class BA	940	21
Universal American Corp.	3,498	32
WellCare Health Plans, Inc.A	226	11

		275

Pharmaceuticals - 2.19%
American Oriental Bioengineering, Inc.A	1,980	2
Ariad Pharmaceuticals, Inc.A	2,471	21
China Biologic Products, Inc.A	825	11
China Pharma Holdings, Inc.A	3,192	8
China Sky One Medical, Inc.A	945	3
Impax Laboratories, Inc.A	3,820	104
Medicis Pharmaceutical Corp., Class A	113	4
Par Pharmaceutical Cos, Inc.	69	2
The Medicines Co.A	1,247	24

		179

Total Health Care		645

INDUSTRIALS - 16.80%
Aerospace & Defense - 1.59%
Cubic Corp.	562	29
Curtiss-Wright Corp.	1,045	36
Hexcel Corp.	533	11
Kaman Corp.	292	11
Moog, Inc., Class A	1,060	43

		130

Air Freight & Couriers - 0.51%
Air Transport Services Group, Inc.A	1,713	13
Graham Packaging Co, Inc.A	582	13
HUB Group, Inc., Class AA	199	8
UTi Worldwide, Inc.	363	8

		42

Airlines - 1.13%
Aircastle Ltd.	2,068	27
Copa Holdings S.A., Class A	183	11
Hawaiian Holdings, Inc.A	3,152	17
Pinnacle Airlines Corp.A	1,211	6
Skywest, Inc.	1,483	23
US Airways Group, Inc.A	881	8

		92

Building Products - 0.21%
AAON, Inc.	283	9
Simpson Manufacturing Co, Inc.	271	8

		17

Commercial Services & Supplies - 3.85%
ABM Industries, Inc.	288	7
Atlas Air Worldwide Holdings, Inc.A	136	9
Career Education Corp.A	433	9
Convergys Corp.A	2,010	25
CSG Systems International, Inc.A	612	12
Darling International, Inc.A	412	8
Deluxe Corp.	1,974	50
Dice Holdings, Inc.A	281	4
Electro Rent Corp.	315	5
Ennis, Inc.	954	18
FTI Consulting, Inc.A	164	6
G&K Services, Inc., Class A	304	10
Herman Miller, Inc.	309	8
Iconix Brand Group, Inc.A	397	10
Landauer, Inc.	145	9
McGrath Rentcorp	497	14
MedQuist, Inc.	1,005	14
Multi-Color Corp.	405	9
Pre-Paid Legal Services, Inc.	254	17
Schawk, Inc.	537	9
TeleTech Holdings, Inc.A	1,084	19
Tetra Tech, Inc.A	337	8
The Brink’s Co.	165	5
The Corporate Executive Board Co.	122	5
The Geo Group IncA	123	3
The Providence Service CorpA	326	4
United Stationers, Inc.	118	9
VSE Corp.	273	7

		313

Construction & Engineering - 0.53%
EMCOR Group, Inc.A	125	4
MasTec, Inc.A	277	6
Michael Baker Corp.	76	2
Tutor Perini Corp.	1,523	31

		43

Electrical Equipment - 1.56%
A.O. Smith Corp.	220	9
Belden, Inc.	244	9
Brady Corp., Class A	1,068	37
EnerSysA	271	10
Franklin Electric Co, Inc.	252	11
II-VI, Inc.	377	21
IPG Photonics Corp.A	88	7
LaBarge, Inc.	411	8

	Shares	Value
		($000)
Powell Industries, Inc.A	141	5
Preformed Line Products Co.	146	10

		127

Industrial Conglomerates - 0.92%
Chemed Corp.	221	15
China Yida Holding Co.A	1,053	6
GATX Corp.	252	10
Park-Ohio Holdings Corp.	115	2
Raven Industries, Inc.	309	18
ShengdaTech, Inc.A	572	2
Standex International Corp.	313	10
Tredegar Corp.	336	7
Trimas Corp.A	247	5

		75

Machinery - 2.24%
3D Systems Corp.A	166	3
Actuant Corp., Class A	355	9
Alamo Group, Inc.	158	4
Ampco-Pittsburgh Corp.	414	10
Applied Industrial Technologies, Inc.	234	8
Blount International, Inc.A	1,140	19
Colfax Corp.A	768	17
Esterline Technologies Corp.	57	4
Hollysys Automation Technologies Ltd.A	305	3
John Bean Technologies Corp.	693	14
Kaydon Corp.	183	7
L.B. Foster Co.	192	7
Middleby Corp.	101	9
Mueller Industries, Inc.	415	15
NACCO Industries, Inc., Class A	184	18
Robbins & Myers, Inc.	163	7
Sun Hydraulics Corp.	137	7
The Gorman-Rupp Co.	290	13
Zebra Technologies Corp., Class AA	196	9

		183

Marine - 2.77%
Alexander & Baldwin, Inc.	227	11
CAI International, Inc.A	419	10
Diana Containerships, Inc.A	3	0
Excel Maritime Carriers Ltd.	19,795	67
Navios Maritime Holdings, Inc.	6,171	33
Paragon Shipping, Inc., Class A	3,763	10
Safe Bulkers, Inc.	5,158	39
Ship Finance International Ltd.	2,942	56

		226

Road & Rail - 0.94%
Amerco, Inc.A	587	54
Genesee & Wyoming, Inc., Class AA	74	4
Heartland Express, Inc.	494	8
Old Dominion Freight Line, Inc.A	305	11

		77

Trading Companies & Distributors - 0.55%
Textainer Group Holdings Ltd.	1,398	45

Total Industrials		1,370

INFORMATION TECHNOLOGY - 8.18%
Communications Equipment - 1.12%
Arris Group, Inc.A	237	3
Bel Fuse, Inc., Class B	236	5
Black Box Corp.	487	15
Gilat Satellite Networks Ltd.A	2,759	12
InterDigital, Inc.	246	11
Mitel Networks Corp.A	5,587	26
Plantronics, Inc.	261	10
Symmetricom, Inc.A	357	2
Viasat, Inc.A	150	7

		91

Computers & Peripherals - 0.04%
Mercury Computer Systems, Inc.A	152	3

Electronic Equipment & Instruments - 2.97%
Advanced Battery Technologies, Inc.A	1,953	3
Benchmark Electronics, Inc.A	1,401	24
Celestica, Inc.A	395	4
Coherent, Inc.A	88	5
CTS Corp.	703	7
ePlus, Inc.A	350	9
Hittite Microwave Corp.A	171	11
Intevac, Inc.A	726	9
Littelfuse, Inc.	510	31
Measurement Specialties, Inc.A	276	11
Methode Electronics, Inc.	456	5
MTS Systems Corp.	164	7
Multi-Fineline Electronix, Inc.A	519	11
Orbotech Ltd.	1,091	14
Park Electrochemical Corp.	407	12
Richardson Electronics Ltd.	256	4
Rogers Corp.	131	6
Scansource, Inc.A	608	22
Teledyne Technologies, Inc.A	892	43
TTM Technologies, Inc.A	284	5

		243

Internet Software & Services - 0.55%
EasyLink Services International Corp., Series AA	553	2
Internet Capital Group, Inc.A	1,464	19
j2 Global Communications, Inc.A	729	21
ValueClick, Inc.A	152	3

		45

IT Consulting & Services - 0.92%
Acxiom Corp.	436	6
CACI International, Inc.A	162	10
Exponent, Inc.A	255	11
iGate Corp.	107	2
Sapient Corp.	262	4
Telvent GIT S.A.	1,085	38
Unisys Corp.	153	4

		75

Semiconductor Equipment & Products - 2.26%
Amkor Technology, Inc.A	10,752	68
Brooks Automation, Inc.A	1,947	22
Cohu, Inc.	377	5
Cymer, Inc.A	105	5
Diodes, Inc.A	161	5
FEI Co.A	137	5
IXYS Corp.	715	10
Microsemi Corp.	305	7
MKS Instruments, Inc.	1,538	40
Rudolph Technologies, Inc.A	564	7
Semtech Corp.A	340	10

		184

Software - 0.32%
Deltek, Inc.A	355	3
Emdeon, Inc., Class AA	321	5
Progress Software Corp.A	362	10
Renaissance Learning, Inc.	728	8

		26

Total Information Technology		667

	Shares	Value
		($000)
MATERIALS - 6.66%
Chemicals - 3.80%
Arch Chemicals, Inc.	621	22
Ferro Corp.	306	4
Gulf Resources, Inc.A	1,673	6
Hawkins, Inc.	232	10
HB Fuller Co.	1,168	26
Innospec, Inc.	1,228	42
NewMarket Corp.	274	48
NL Industries, Inc.	702	13
Olin Corp.	432	10
OM Group, Inc.	57	2
Omnova Solutions, Inc.	512	5
PolyOne Corp.	331	5
Sensient Technologies Corp.	538	20
Stepan Co.	297	20
Terra Nitrogen Co. LPB	497	64
WD-40 Co.	313	13

		310

Construction Materials - 0.09%
United States Lime & Minerals, Inc.	178	7

Containers & Packaging - 1.10%
Graphic Packaging Holding Co.A	6,952	38
Greif, Inc.	677	45
KapStone Paper and Packaging Corp.A	442	7

		90

Metals & Mining - 0.85%
AMCOL International Corp.	594	21
China Natural Resources, Inc.A	1,412	18
China Valves Technology, Inc.A	596	2
Fushi Copperweld, Inc.A	1,448	10
Penn Virginia Resource Partners LPB	459	12
Worthington Industries, Inc.	263	6

		69

Paper & Forest Products - 0.82%
Mercer International, Inc.	3,874	54
PH Glatfelter Co.	677	10
Wausau Paper Corp.	420	3

		67

Total Materials		543

TELECOMMUNICATION SERVICES - 2.10%
Diversified Telecommunication - 0.09%
Hughes Communications, Inc.A	124	7

Diversified Telecommunication Services - 1.48%
AboveNet, Inc.	144	11
Cincinnati Bell, Inc.	8,595	27
EchoStar Corp., Class AA	573	19
Loral Space & Communications, Inc.A	627	43
NeuStar, Inc.A	262	7
Premiere Global Services, Inc.A	544	5
Shenandoah Telecommunications Co.	519	9

		121

Wireless Telecommunication Services - 0.53%
NTELOS Holdings Corp.	867	18
Telephone & Data Systems, Inc.	273	9
USA Mobility, Inc.	1,010	16

		43

Total Telecommunication Services		171

UTILITIES - 4.83%
Electric Utilities - 2.42%
Allete, Inc.	800	32
Black Hills Corp.	74	2
CH Energy Group, Inc.	360	19
Cleco Corp.	331	12
El Paso Electric Co.	1,119	35
IDACORP, Inc.	270	11
MGE Energy, Inc.	542	23
PNM Resources, Inc.	306	5
Portland General Electric Co.	392	10
UIL Holdings Corp.	273	9
Unisource Energy Corp.	1,016	39

		197

Gas Utilities - 1.99%
Chesapeake Utilities Corp.	240	10
Crestwood Midstream Partners LPB	326	9
New Jersey Resources Corp.	460	21
Northwest Natural Gas Co.	281	13
South Jersey Industries, Inc.	156	9
Southwest Gas Corp.	989	39
Star Gas Partners LPB	1,312	7
Suburban Propane Partners LPB	539	28
The Laclede Group Inc.	514	19
WGL Holdings, Inc.	181	7

		162

Multi-Utilities - 0.40%
Avista Corp.	1,331	33

Water Utilities - 0.02%
SJW Corp.	96	2

Total Utilities		394

Total Common Stock (Cost $7,236)		7,683

	Shares
SHORT-TERM INVESTMENTS - 3.86% (Cost $315)
JPMorgan U.S. Government Money Market Fund	315,075	315

TOTAL INVESTMENTS - 98.06% (Cost $7,551)		7,998
OTHER ASSETS, NET OF LIABILITIES - 1.94%		158

TOTAL NET ASSETS - 100.00%		$8,156

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	Limited Partnership.

C	Royalty Trust.

D	Limited Liability Corporation.

Futures Contracts
     (dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
Russell 2000 Mini Index Future	4	June, 2011	339	7

American Beacon Zebra Large Cap Equity Fund
May 31, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 92.50%
CONSUMER DISCRETIONARY - 9.04%
Auto Components - 1.55%
Johnson Controls, Inc.	$714	$28
Lear Corp.	726	37
Magna International, Inc.	1,299	62
Sauer-Danfoss, Inc.	275	15
TRW Automotive Holdings Corp.A	783	45

		187

Automobiles - 0.07%
Federal-Mogul Corp.A	378	9

Distributors - 0.23%
Genuine Parts Co.	513	28

Hotels, Restaurants & Leisure - 1.07%
Icahn Enterprises LPB	120	6
Las Vegas Sands Corp.A	502	21
Marriott International, Inc., Class A	382	14
Starbucks Corp.	786	29
Starwood Hotels & Resorts Worldwide, Inc.	199	12
Wynn Resorts Ltd.	134	20
Yum! Brands, Inc.	492	27

		129

Household Durables - 0.15%
Garmin Ltd.	293	10
Stanley Black & Decker, Inc.	112	8

		18

Internet & Catalog Retail - 0.22%
priceline.com, Inc.A	50	26

Media - 3.84%
CBS Corp., Class BC	660	18
John Wiley & Sons, Inc., Class A	260	14
Liberty Media Corp — InteractiveA	2,872	52
News Corp., Class A	1,914	35
Omnicom Group, Inc.	305	14
Scripps Networks Interactive, Inc., Class A	137	7
Shaw Communications, Inc., Class BC	2,217	48
The McGraw-Hill Cos., Inc.	1,165	49
The Washington Post Co., Class B	33	14
Thomson Reuters Corp.	1,634	64
Time Warner Cable, Inc.	584	45
Viacom, Inc., Class B	2,029	102

		462

Multiline Retail - 0.65%
Costco Wholesale Corp.	307	25
Dollar General Corp.A	896	32
Kohl’s Corp.	315	17
Macy’s, Inc.	150	4

		78

Specialty Retail - 0.88%
AutoZone, Inc.A	43	13
Bed Bath & Beyond, Inc.A	270	15
Best Buy Co, Inc.	415	13
Ltd Brands, Inc.	116	5
Signet Jewelers Ltd.	291	13
Staples, Inc.	758	13
The Gap, Inc.	648	13
TJX Cos, Inc.	413	21

		106

Textiles & Apparel - 0.38%
Coach, Inc.	312	19
Gildan Activewear, Inc.	373	14
VF Corp.	126	13

		46

Total Consumer Discretionary		1,089

CONSUMER STAPLES - 5.52%
Beverages - 0.57%
Brown-Forman Corp., Class B	277	20
Constellation Brands, Inc.A	474	10
Molson Coors Brewing Co., Class B	826	39

		69

Food & Drug Retailing - 0.54%
Mead Johnson Nutrition Co.	217	15
Sysco Corp.	1,048	34
The Kroger Co.	658	16

		65

Food Products - 2.40%
Archer-Daniels-Midland Co.	2,525	83
Campbell Soup Co.	122	4
Corn Products International, Inc.	242	14
General Mills, Inc.	666	26
HJ Heinz Co.	336	18
Hormel Foods Corp.	1,114	33
Kellogg Co.	358	20
McCormick & Co, Inc.C	414	21
Seaboard Corp.	2	5
The JM Smucker Co.	454	36
Tyson Foods, Inc., Class A	1,459	28

		288

Household Products - 0.85%
Kimberly-Clark Corp.	1,514	103

Personal Products - 0.11%
Avon Products, Inc.	454	13

Tobacco - 1.05%
Lorillard, Inc.	158	18
Reynolds American, Inc.	2,734	109

		127

Total Consumer Staples		665

ENERGY - 11.29%
Energy Equipment & Services - 1.19%
Baker Hughes, Inc.	459	34
Boardwalk Pipeline Partners LPB	735	21
Cameron International Corp.A	257	12
National Oilwell Varco, Inc.	443	32
SEACOR Holdings, Inc.	48	5
Transocean Ltd.	336	23
Weatherford International Ltd.A	785	16

		143

Metals & Mining - 0.10%
Cameco Corp.	413	12

Oil & Gas - 10.00%
Alliance Holdings GP LPB	305	14
Brookfield Infrastructure Partners LPB	2,399	59
Buckeye Partners LPB	71	5
Chesapeake Energy Corp.	686	21

	Shares	Value
		($000)
Continental Resources, Inc.A	$125	$8
El Paso Corp.	1,515	32
El Paso Pipeline Partners LPB	247	8
Enbridge, Inc.	1,590	107
Encana Corp.	3,458	118
Energy Transfer Equity LPB	597	25
EOG Resources, Inc.	274	30
EXCO Resources, Inc.	1,773	36
Hess Corp.	1,604	127
Magellan Midstream Partners LPB	416	25
Marathon Oil Corp.	1,016	55
Murphy Oil Corp.	208	14
Nexen, Inc.	1,552	36
Noble Energy, Inc.	180	17
NuStar Energy LPB	190	12
ONEOK Partners LPB	217	18
Peabody Energy Corp.	281	17
Pioneer Natural Resources Co.	82	8
Plains All American Pipeline LPB	417	26
Southwestern Energy Co.	365	16
Spectra Energy Corp.	2,386	66
Spectra Energy Partners LPB	338	11
Sunoco Logistics Partners LPB	163	14
Talisman Energy, Inc.	1,289	27
The Williams Cos, Inc.	618	19
TransCanada Corp.	3,275	147
Valero Energy Corp.	596	16
Williams Partners LPB	1,352	72

		1,206

Total Energy		1,361

FINANCIALS - 20.93%
Banks - 0.82%
BB&T Corp.	679	19
BOK Financial Corp.	376	19
Commerce Bancshares, Inc.	346	15
Fifth Third Bancorp	572	7
Northern Trust Corp.	239	12
PNC Financial Services Group, Inc.	185	12
SunTrust Banks, Inc.	528	15

		99

Diversified Financials - 6.41%
American Capital Ltd.	7,220	71
Ameriprise Financial, Inc.	471	29
Ares Capital Corp.	2,076	35
BlackRock, Inc.	356	73
Capital One Financial Corp.	2,650	143
CME Group, Inc.	70	20
Discover Financial Services	377	9
Franklin Resources, Inc.	691	90
Invesco Ltd.	319	8
Lazard Ltd., Class AC	248	10
Mastercard, Inc., Class A	134	38
Natural Resource Partners LPB	435	14
Raymond James Financial, Inc.	383	14
SEI Investments Co.	542	13
SLM Corp.	3,114	53
State Street Corp.	1,945	89
T Rowe Price Group, Inc.	274	17
TD Ameritrade Holding Corp.	402	9
The Charles Schwab Corp.	1,261	23
The Western Union Co.	683	14

		772

Insurance - 12.26%
ACE Ltd.	2,217	152
Aflac, Inc.	1,437	69
Alleghany Corp.	42	14
Allied World Assurance Co Holdings Ltd.	464	28
Alterra Capital Holdings Ltd.	760	17
American Financial Group, Inc.	750	27
American International Group, Inc.	160	5
American National Insurance Co.	108	9
AON Corp.	241	13
Aspen Insurance Holdings Ltd.	134	4
Assurant, Inc.	496	18
Assured Guaranty Ltd.	1,408	24
Axis Capital Holdings Ltd.	1,021	34
Chubb Corp.	1,481	97
Cincinnati Financial Corp.	496	15
CNA Financial Corp.	1,867	57
Endurance Specialty Holdings Ltd.	111	5
Erie Indemnity Co., Class A	144	10
Everest Re Group Ltd.	252	22
Fidelity National Financial, Inc.	955	15
Hartford Financial Services Group, Inc.	222	6
HCC Insurance Holdings, Inc.	538	18
Leucadia National Corp.	1,029	36
Loews Corp.	1,403	59
Manulife Financial Corp.	1,419	25
Markel Corp.A	39	16
Marsh & McLennan Cos, Inc.	1,169	36
Mercury General Corp.	78	3
PartnerRe Ltd.	499	37
Protective Life Corp.	397	10
Prudential Financial, Inc.	2,170	137
Reinsurance Group of America, Inc.	456	29
RenaissanceRe Holdings Ltd.	470	34
Sun Life Financial, Inc.	3,045	96
The Allstate Corp.	424	13
The Progressive Corp.	2,021	44
The Travelers Cos., Inc.	1,814	113
Torchmark Corp.	309	20
Transatlantic Holdings, Inc.	334	16
Unum Group	1,199	32
Validus Holdings Ltd.	571	18
Willis Group Holdings plc	578	24
WR Berkley Corp.	629	21

		1,478

Real Estate - 1.44%
Brookfield Asset Management, Inc., Class A	2,715	90
Brookfield Office Properties, Inc.D	4,295	84

		174

Total Financials		2,523

HEALTH CARE - 8.30%
Biotechnology - 0.45%
Biogen Idec, Inc.A	256	24
Celgene Corp.A	492	30

		54

Health Care Equipment & Supplies - 2.74%
Baxter International, Inc.	613	36
Becton Dickinson and Co.	772	68
Bio-Rad Laboratories, Inc.A	122	15
Boston Scientific Corp.A	1,053	8
Covidien plc	1,007	55
Intuitive Surgical, Inc.A	27	9

	Shares	Value
		($000)
Kinetic Concepts, Inc.A	$163	$10
St Jude Medical, Inc.	347	18
Stryker Corp.	1,206	75
Thermo Fisher Scientific, Inc.	412	27
Zimmer Holdings, Inc.A	130	9

		330

Health Care Providers & Services - 4.18%
Aetna, Inc.	1,494	65
Cardinal Health, Inc.	371	17
CIGNA Corp.	1,426	71
Coventry Health Care, Inc.A	1,218	43
Express Scripts, Inc.A	517	31
Healthsouth Corp.A	1,540	43
Healthspring, Inc.A	216	9
Henry Schein, Inc.A	182	13
Humana, Inc.	994	80
McKesson Corp.	267	23
WellPoint, Inc.	1,388	109

		504

Pharmaceuticals - 0.93%
Allergan Inc/United States	321	27
Forest Laboratories, Inc.A	1,342	48
Medco Health Solutions, Inc.A	433	26
Valeant Pharmaceuticals International, Inc.	210	11

		112

Total Health Care		1,000

INDUSTRIALS - 10.07%
Aerospace & Defense - 5.09%
Alliant Techsystems, Inc.	196	14
Elbit Systems Ltd.	111	6
General Dynamics Corp.	2,055	152
Goodrich Corp.	43	4
Huntington Ingalls Industries, Inc.A	280	10
L-3 Communications Holdings, Inc.	566	46
Lockheed Martin Corp.	1,868	146
Northrop Grumman Corp.	1,682	110
Precision Castparts Corp.	153	24
Raytheon Co.	1,994	100

		612

Air Freight & Couriers - 0.40%
CH Robinson Worldwide, Inc.	169	14
Expeditors International of Washington, Inc.	75	4
FedEx Corp.	330	30

		48

Airlines - 0.02%
Delta Air Lines, Inc.A	279	3

Commercial Services & Supplies - 0.80%
Dun & Bradstreet Corp.	111	9
Republic Services, Inc.	407	13
Waste Management, Inc.	1,381	54
Weight Watchers International, Inc.	263	21

		97

Construction & Engineering - 0.22%
Aecom Technology Corp.A	490	14
Fluor Corp.	186	13

		27

Electrical Equipment - 0.37%
AMETEK, Inc.	429	19
First Solar, Inc.A	88	11
Hubbell, Inc., Class B	234	15

		45

Electronic Equipment & Instruments - 0.07%
Rockwell Automation, Inc.	98	8

Industrial Conglomerates - 0.21%
Tyco International Ltd.	506	25

Machinery - 2.08%
CNH Global N.V.	870	38
Cummins, Inc.	213	22
Danaher Corp.	577	31
Donaldson Co, Inc.	234	14
Dover Corp.	198	13
Eaton Corp.	348	18
Illinois Tool Works, Inc.	487	28
Ingersoll-Rand plc	347	17
Oshkosh Corp.	1,249	35
PACCAR, Inc.	379	19
Parker Hannifin Corp.	167	15

		250

Road & Rail - 0.81%
Canadian Pacific Railway Ltd.	657	41
CSX Corp.	362	29
Norfolk Southern Corp.	377	28

		98

Total Industrials		1,213

INFORMATION TECHNOLOGY - 6.23%
Communications Equipment - 1.13%
Corning, Inc.	2,910	59
F5 Networks, Inc.A	30	3
Harris Corp.	684	34
Juniper Networks, Inc.A	557	20
Motorola Mobility Holdings, Inc.A	106	3
Motorola Solutions, Inc.	355	17

		136

Computers & Peripherals - 0.48%
Dell, Inc.A	2,036	33
NetApp, Inc.A	379	21
SanDisk Corp.A	87	4

		58

Electronic Equipment & Instruments - 1.16%
Agilent Technologies, Inc.A	365	18
Arrow Electronics, Inc.	682	30
Avnet, Inc.	887	32
AVX Corp.	1,169	18
Flextronics International Ltd.A	1,767	13
Ingram Micro, Inc., Class AA	818	16
Mettler-Toledo International, Inc.A	76	13

		140

Internet Software & Services - 0.19%
Yahoo! IncA	1,371	23

IT Consulting & Services - 1.41%
Accenture plc, Class A	227	13
Automatic Data Processing, Inc.	524	29
CGI Group, Inc., Class AA	1,718	39
Cognizant Technology Solutions Corp.A	321	24
Computer Sciences Corp.	905	36
Paychex, Inc.	379	12
SAIC, Inc.A	890	16

		169

	Shares	Value
		($000)
Office Electronics - 0.12%
Xerox Corp.	$1,465	$15

Semiconductor Equipment & Products - 0.58%
Altera Corp.	333	16
Analog Devices, Inc.	312	13
Applied Materials, Inc.	1,390	19
Broadcom Corp., Class A	502	18
Marvell Technology Group Ltd.A	233	4

		70

Software - 1.16%
Activision Blizzard, Inc.	1,246	15
Adobe Systems, Inc.	529	18
Amdocs Ltd.A	221	7
CA, Inc.	531	12
Citrix Systems, Inc.A	199	17
DST Systems, Inc.	341	17
Intuit, Inc.A	323	17
Salesforce.com, Inc.A	130	21
Symantec Corp.A	809	16

		140

Total Information Technology		751

MATERIALS - 3.59%
Chemicals - 1.85%
Agrium, Inc.	164	14
Air Products & Chemicals, Inc.	518	49
Cabot Corp.	175	7
Celanese Corp., Series A	404	21
Ecolab, Inc.	79	4
International Flavors & Fragrances, Inc.	88	6
Lubrizol Corp.	228	31
PPG Industries, Inc.	168	15
Praxair, Inc.	321	34
Sigma-Aldrich Corp.	207	15
Solutia, Inc.A	167	4
Valspar Corp.	124	5
Westlake Chemical Corp.	329	18

		223

Containers & Packaging - 0.62%
Aptargroup, Inc.	277	15
Ball Corp.	745	29
Sealed Air Corp.	590	15
Sonoco Products Co.	441	16

		75

Metals & Mining - 1.00%
Agnico-Eagle Mines Ltd.	169	11
Alcoa, Inc.	1,024	17
Cliffs Natural Resources, Inc.	96	9
Consol Energy, Inc.	158	8
Kinross Gold Corp.	2,014	32
Newmont Mining Corp.	513	29
Nucor Corp.	330	14

		120

Paper & Forest Products - 0.12%
International Paper Co.	466	15

Total Materials		433

PRIVATE PLACEMENT - 0.63%
TE Connectivity Ltd.	2,070	76

RIGHTS/WARRANTS - 0.01%
American International Group, Inc., Exp. 1/19/21A	51	0
Brookfield Office Properties, Inc., Exp. 6/10/11A	3,801	0
Sanofi, Exp. 12/31/20A	274	1

Total Rights/Warrants		1

TELECOMMUNICATION SERVICES - 3.85%
Diversified Telecommunication Services - 3.05%
BCE, Inc.	5,289	213
CenturyLink, Inc.	602	26
Rogers Communications, Inc., Class B	2,906	111
Sprint Nextel Corp.	3,124	18

		368

Wireless Telecommunication Services - 0.80%
American Tower Corp., Class A	415	23
Crown Castle International Corp.A	308	13
Millicom International Cellular S.A.	529	60

		96

Total Telecommunication Services		464

UTILITIES - 13.04%
Electric Utilities - 10.76%
Alliant Energy Corp.	457	19
Ameren Corp.	1,272	38
American Electric Power Co, Inc.	1,979	76
American Water Works Co, Inc.	525	16
Consolidated Edison, Inc.	1,082	57
Dominion Resources, Inc.	2,307	110
DPL, Inc.	461	14
DTE Energy Co.	660	34
Edison International	1,594	63
Entergy Corp.	830	57
Exelon Corp.	3,526	148
FirstEnergy Corp.	399	18
GenOn Energy, Inc.A	18,768	75
Great Plains Energy, Inc.	210	4
NextEra Energy, Inc.	2,178	126
NSTAR	286	13
OGE Energy Corp.	419	21
PG&E Corp.	1,518	66
PPL Corp.	2,191	62
Progress Energy, Inc.	848	40
Public Service Enterprise Group, Inc.	2,775	93
Southern Co.	1,886	76
Wisconsin Energy Corp.	747	23
Xcel Energy, Inc.	1,918	47

		1,296

Gas Utilities - 1.16%
AGL Resources, Inc.	397	16
Amerigas Partners LPB	93	4
Atmos Energy Corp.	375	13
Energen Corp.	370	23
Kinder Morgan Energy Partners LPB	224	17
MDU Resources Group, Inc.	753	18
National Fuel Gas Co.	61	4
Sempra Energy	250	14
Southern Union Co.	505	15
UGI Corp.	473	16

		140

Multi-Utilities - 1.12%
Duke Energy Corp.	6,116	114

	Shares	Value
		($000)
SCANA Corp.	$512	$21

		135

Total Utilities		1,571

Total Common Stock (Cost $10,351)		11,147

(continued)	Shares
SHORT-TERM INVESTMENTS - 4.57% (Cost $551)
JPMorgan U.S. Government Money Market Fund	550,525	551

TOTAL INVESTMENTS - 97.07% (Cost $10,902)		11,698
OTHER ASSETS, NET OF LIABILITIES - 2.93%		353

TOTAL NET ASSETS - 100.00%		$12,051

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	Limited Partnership.

C	Non-voting participating shares.

D	REIT
Futures Contracts
     (dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	9	June, 2011	605	6

American Beacon Evercore Small Cap Equity Fund
May 31, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCK - 95.32%
CONSUMER DISCRETIONARY - 17.14%
Auto Components - 4.76%
Federal Signal Corp.	$10,000	$66
Stoneridge, Inc.A	4,261	65

		131

Household Durables - 2.76%
La-Z-Boy, Inc.	6,880	76

Media - 2.94%
Entercom Communications Corp., Class A	8,708	81

Multiline Retail - 2.00%
Fred’s, Inc.	3,810	55

Specialty Retail - 4.68%
Asbury Automotive Group, Inc.	4,080	69
Talbots, Inc.	12,600	60

		129

Total Consumer Discretionary		472

CONSUMER STAPLES - 5.26%
Food Products - 2.90%
Snyders-Lance, Inc.	3,790	80

Personal Products - 2.36%
Nu Skin Enterprises, Inc., Class A	1,656	65

Total Consumer Staples		145

ENERGY - 10.45%
Energy Equipment & Services - 2.65%
Hercules Offshore, Inc.A	4,430	28
Newpark Resources, Inc.A	4,665	45

		73

Oil & Gas - 7.80%
Comstock Resources, Inc.A	2,440	73
Goodrich Petroleum Corp.A	3,310	68
Magnum Hunter Resources Corp.A	10,340	74

		215

Total Energy		288

FINANCIALS - 25.45%
Banks - 14.85%
Eagle Bancorp, Inc.	3,873	49
First Midwest Bancorp, Inc.	5,780	71
Oriental Financial Group, Inc.	5,030	62
PrivateBancorp, Inc.	4,660	76
Sterling Financial Corp.	4,800	88
Synovus Financial Corp.	26,600	63

		409

Diversified Financials - 10.60%
Affiliated Managers Group, Inc.A	730	77
CBIZ, Inc.A	9,947	76
FBR Capital Markets Corp.A	18,420	67
MF Global Holdings Ltd.A	9,290	72

		292

Total Financials		701

HEALTH CARE - 10.71%
Health Care Equipment & Supplies - 2.83%
Orthofix International N.V.A	1,920	78

Health Care Providers & Services - 5.52%
BioScrip, Inc.A	10,220	79
Healthspring, Inc.A	1,676	73

		152

Pharmaceuticals - 2.36%
Par Pharmaceutical Cos, Inc.	1,900	65

Total Health Care		295

INDUSTRIALS - 10.34%
Aerospace & Defense - 2.40%
Orbital Sciences Corp.A	3,520	66

Commercial Services & Supplies - 5.33%
Atlas Air Worldwide Holdings, Inc.A	1,250	79
Convergys Corp.A	5,290	68

		147

Road & Rail - 2.61%
Swift Transportation Co.A	5,333	72

Total Industrials		285

INFORMATION TECHNOLOGY - 10.74%
Electronic Equipment & Instruments - 2.76%
Kopin Corp.A	14,651	76

Internet Software & Services - 2.54%
KIT Digital, Inc.A	5,690	70

Semiconductor Equipment & Products - 2.83%
FSI International, Inc.A	17,640	78

Software - 2.61%
Emdeon, Inc., Class AA	4,722	72

Total Information Technology		296

MATERIALS - 2.40%
Solutia, Inc.A	2,640	66

TELECOMMUNICATION SERVICES - 2.83%
Aviat Networks, Inc.A	16,700	78

Total Common Stock (Cost $2,279)		2,626

(continued)	Shares
SHORT-TERM INVESTMENTS - 3.71% (Cost $102)
JPMorgan U.S. Government Money Market Fund	102,248	102

TOTAL INVESTMENTS - 99.03% (Cost $2,381)		2,728
OTHER ASSETS, NET OF LIABILITIES - 0.97%		27

TOTAL NET ASSETS - 100.00%		$2,755

Percentages are stated as a percent of net assets.

A	Non-income producing security.

Futures Contracts
     (dollars in thousands)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
Russell 2000 Mini Index Future	1	June, 2011	85	1

American Beacon SiM High Yield Opportunities Fund
May 31, 2011 (Unaudited)

	Shares	Value
		($000)
COMMON STOCKS - 4.78%
ENERGY- 1.14%
Oil & Gas - 1.14%
Teekay LNG Partners LPA	$4,100	$146
FINANCIALS- 1.85%
Real Estate - 1.85%
Annaly Capital Management, Inc.B	6,670	121
Omega Healthcare Investors, Inc.B	5,500	117

		238

TELECOMMUNICATION SERVICES- 1.79%
Diversified Telecommunication Services - 0.67%
Telekomunikacja Polska S.A.	13,000	86

Wireless Telecommunication Services - 1.12%
Advanced Info Service PCL	9,500	30
Total Access Communication PCL	60,000	114

		144

Total Common Stocks (Cost $587)		614

PREFERRED STOCKS - 2.69% (Cost $356)
INDUSTRIALS- 2.69%
Airlines - 2.69%
Continental Airlines Finance Trust II	9,000	345

	Par Amount	Value
	($000)	($000)
SOVEREIGN OBLIGATIONS - 2.81% (Cost $341)
Soverign/Government - 2.81%
Mexican Bonos, 7.25%, Due 12/15/2016	4,000	362

CORPORATE OBLIGATIONS - 79.05%
Finance - 10.15%
CIT Group, Inc., 7.00%, Due 5/1/2016	300	301
Multiplan, Inc., 9.875%, Due 9/1/2018C	250	270
Nuveen Investments, Inc., 10.50%, Due 11/15/2015	350	372
The Rouse Co LP, 6.75%, Due 11/9/2015A	350	361

		1,304

Industrials - 64.23%
Alliance HealthCare Services, Inc., 8.00%, Due 12/1/2016	300	295
American Seafoods Group LLC / American Seafoods Finance, Inc., 10.75%, Due 5/15/2016C D	250	267
ARAMARK Holdings Corp., 8.625%, Due 5/1/2016C	350	358
Asbury Automotive Group, Inc., 7.625%, Due 3/15/2017	300	303
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, Due 3/15/2018D	300	329
CoreLogic, Inc., 7.25%, Due 6/1/2021C	350	344
Delphi Corp., 6.125%, Due 5/15/2021C	300	300
Entravision Communications Corp., 8.75%, Due 8/1/2017	300	319
Exopack Holding Corp., 10.00%, Due 6/1/2018C	250	250
Forbes Energy Services LLC / Forbes Energy Capital, Inc., 11.00%, Due 2/15/2015D	250	281
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019C	250	251
Harmony Foods Corp., 10.00%, Due 5/1/2016C	350	361
Healthsouth Corp., 7.75%, Due 9/15/2022	300	320
IMS Health, Inc., 12.50%, Due 3/1/2018C	300	357
Interactive Network Inc / FriendFinder Networks, Inc., 14.00%, Due 9/30/2013C	320	341
Kindred Healthcare, Inc., 8.25%, Due 6/1/2019C	450	453
MDC Partners, Inc., 11.00%, Due 11/1/2016	275	306
Merge Healthcare, Inc., 11.75%, Due 5/1/2015	250	274
MGM Resorts International, 7.50%, Due 6/1/2016	350	343
Omnicare, Inc., 7.75%, Due 6/1/2020	200	215
Quality Distribution LLC/QD Capital Corp., 9.875%, Due 11/1/2018C D	350	367
Satmex Escrow SA de CV, 9.50%, Due 5/15/2017C	350	359
Seagate HDD Cayman, 7.75%, Due 12/15/2018C	300	316
Sonic Automotive, Inc., 9.00%, Due 3/15/2018	300	320
Tenet Healthcare Corp., 8.00%, Due 8/1/2020	300	310
Univision Communications, Inc., 8.50%, Due 5/15/2021C	300	309

	Par Amount	Value
	($000)	($000)
		$8,248

Utilities - 4.67%
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, Due 12/1/2015C D	$300	327
Energy Future Intermediate Holding Co LLC / EFIH Finance, Inc., 10.00%, Due 12/1/2020D	250	272

		599

Total Corporate Obligations (Cost $10,119)		10,151

CONVERTIBLE OBLIGATIONS - 6.98%
Convertible Obligations - 6.98%
China Medical Technologies, Inc., 4.00%, Due 8/15/2013	300	254
Live Nation Entertainment, Inc., 2.875%, Due 7/15/2027	350	327
TeleCommunication Systems, Inc., 4.50%, Due 11/1/2014C	325	315

Total Convertible Obligations (Cost $901)		896

	Shares
SHORT-TERM INVESTMENTS - 9.11% (Cost $1,170)
JPMorgan U.S. Government Money Market Fund	1,170,219	1,170

TOTAL INVESTMENTS - 105.42% (Cost $13,474)		13,538
LIABILITIES, NET OF OTHER ASSETS - (5.42%)		(696)

TOTAL NET ASSETS - 100.00%		$12,842

Percentages are stated as a percent of net assets.

A	Limited Partnership.

B	REIT

C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $5,545 or 43.18% of net assets. The Fund has no right to demand registration of these securities

D	Limited Liability Corporation.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.
     Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).
     Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.
     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant that they will, in the judgment of the pricing committee of the Funds, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.
     Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

     The Funds’ investments are summarized by level based on the inputs used to determine their values. During the period, there were no significant transfers between levels for the Funds. As of May 31, 2011 the Funds’ investments were classified as follows (in thousands):

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$7,683	$—	$—	$7,683
Short-Term Investments	315	—	—	315

Total Investments in Securities	$7,998	—	$—	$7,998

Futures Contracts	$7	$—	—	$7

Zebra Large Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$11,147	$—	$—	$11,147
Short-Term Investments	551	—	—	551

Total Investments in Securities	$11,698	$—	$—	$11,698

Futures Contracts	$6	—	—	$6

Evercore Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$2,626	$—	$—	$2,626
Short-Term Investments	102	—	—	102

Total Investments in Securities	$2,728	$—	$—	$2,728

Futures Contracts	$1	—	—	$1

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stock	$614	$—	$—	$614
Preferred Stock	345	—	—	345
Sovereign Obligations	—	362	—	362
Corporate Obligations	—	10,151	—	10,151
Convertible Obligations	—	896	—	896
Short-Term Investments	1,170	—	—	1,170

Total Investments in Securities	$2,129	$11,409	$—	$13,538

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Currency Translation
     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.
Futures Contracts
     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
     Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.
Cost of Investments for Federal Income Tax Purposes
     As of May 31, 2011, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Zebra Small Cap Equity	$7,549	$680	$(231)	$449
Zebra Large Cap Equity	10,900	870	(72)	798
Evercore Small Cap Equity	2,387	405	(64)	341
SiM High Yield Opportunities	13,471	164	(97)	67
ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: July 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: July 29, 2011

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
Date: July 29, 2011